Note 9 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 months ended 9/30/2018	$ 7,900	$ 8,389	$ 8,435	$ 8,729	$ 5,250	$ 4,116	$ 4,170	$ 7,529	$ 54,518
3 months ended 9/30/2017	$ 6,171	$ 7,832	$ 7,644	$ 8,009	$ 4,467	$ 3,008	$ 3,453	$ 6,595	$ 47,179
9 months ended 9/30/2018	$ 22,435	$ 24,405	$ 24,385	$ 25,789	$ 15,422	$ 11,318	$ 12,070	$ 21,934	$ 157,758
9 months ended 9/30/2017	$ 18,462	$ 24,315	$ 23,846	$ 23,689	$ 13,400	$ 8,558	$ 10,208	$ 20,711	$ 143,189

Division Profit:
3 months ended 9/30/2018	$ 2,907	$ 3,715	$ 3,521	$ 3,126	$ 1,539	$ 864	$ 943	$ 2,752	$ 19,367
3 months ended 9/30/2017	$ 1,647	$ 2,994	$ 2,919	$ 2,352	$ 1,177	$ 22	$ 707	$ 2,171	$ 13,989
9 months ended 9/30/2018	$ 7,876	$ 10,269	$ 10,313	$ 9,216	$ 4,806	$ 1,882	$ 2,727	$ 8,141	$ 55,230
9 months ended 9/30/2017	$ 4,912	$ 9,361	$ 9,727	$ 7,723	$ 3,691	$ 508	$ 1,530	$ 6,041	$ 43,493

Division Assets:
9/30/2018	$ 78,642	$ 90,870	$ 85,272	$ 102,075	$ 52,142	$ 47,866	$ 41,158	$ 77,575	$ 575,600
12/31/2017	$ 66,354	$ 84,425	$ 77,886	$ 94,981	$ 49,149	$ 38,055	$ 37,053	$ 71,580	$ 519,483

	3 Months Ended 9/30/2018	3 Months Ended 9/30/2017	9 Months Ended 9/30/2018	9 Months Ended 9/30/2017
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 19,366	$ 13,988	$ 55,229	$ 43,493
Corporate earnings not allocated	4,004	3,785	10,588	9,650
Corporate expenses not allocated	(16,329)	(10,813)	(46,224)	(36,418)
Income taxes not allocated	(833)	(1,323)	(2,411)	(3,782)
Net Income	$ 6,208	$ 5,637	$ 17,182	$ 12,943